Organization and Summary of Significant Accounting Policies - Segment Information (FY) (Details) - segment	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Number segments (segment)	1	1